As filed with the Securities and Exchange Commission on September 2, 2003	Registration No. 33-81216 Registration No. 811-2513
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4
POST-EFFECTIVE AMENDMENT NO. 25 TO REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of ING Life Insurance and Annuity Company

ING Life Insurance and Annuity Company

151 Farmington Avenue, TS31, Hartford, Connecticut 06156

Depositor's Telephone Number, including Area Code: (860) 723-2260

Julie E. Rockmore, Counsel
ING Life Insurance and Annuity Company
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on _______________________ pursuant to paragraph (b) of Rule 485
PARTS A AND B

The Prospectus and Statement of Additional Information, each dated May 1, 2003, are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 25 by reference to Registrant's filing under Rule 485(b), as filed on April 11, 2003 (File No. 33-81216) and declared effective on May 1, 2003.

Two Supplements, each dated September 2, 2003 to the Prospectus and Contract Prospectus Summary, and one supplement dated September 2, 2003 to the Statement of Additional Information, are included in Parts A and B, respectively, of this Post-Effective Amendment No. 25.

VARIABLE ANNUITY ACCOUNT C

ING Life Insurance and Annuity Company

State University of New York Defined Contribution Retirement Plan

Supplement Dated September 2, 2003 to
Prospectus and Contract Prospectus Summary
Each dated May 1, 2003

GENERAL DESCRIPTION OF ING GET U.S. CORE PORTFOLIO - SERIES 2 (GET Series 2 or the Series)

GET Series 2 is an investment option that may be available during the accumulation phase of the contract. ING Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET Series 2. ING Investments, LLC serves as the investment adviser and Aeltus Investment Management, Inc. (ING Aeltus) serves as investment sub-adviser to GET Series 2.

We will offer GET Series 2 shares only during the offering period, which is scheduled to run from September 12, 2003 through the close of business of the New York Stock Exchange on December 11, 2003. Please read the GET Series 2 prospectus for a more complete description of GET Series 2, including its charges and expenses. A GET Series 2 prospectus may be obtained, free of charge, from the Service Center at the address listed in the "Contract Overview - Questions: Contacting the Company" section of the Prospectus and on the first page of the Contract Prospectus Summary, by accessing the SEC web site or by contacting the SEC Public Reference Room.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF GET SERIES 2

The Series seeks to achieve maximum total return and minimal exposure of the Series assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the guarantee period.

The only time that investors may purchase shares of GET Series 2 is during the offering period. During the offering period, all GET Series 2 assets will be invested in short-term instruments. GET Series 2's guarantee period commences on December 12, 2003 and runs through December 12, 2008. During the guarantee period, the assets of GET Series 2 will be allocated between the "Equity Component" and the "Fixed Component" in accordance with the proprietary computer model used by ING Aeltus, the sub-adviser to GET Series 2. This asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series assets. The model evaluates a number of factors, including interest rates, equity market volatility, the Series' total annual expenses, insurance company separate account expenses and the maturity date of GET Series 2, in determining the appropriate allocation between the Equity Component and the Fixed Component.

The Equity Component consists of common stocks included in the Standard and Poor's 500 Composite Stock Price Index (S&P 500), futures contracts on the S&P 500, and, when the Equity Component's market value is $5 million or less, investments in exchange traded funds (ETFs) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500, in S&P 500 futures, or in a combination of S&P 500 futures and ETFs. In ordinary circumstances, at least 80% of the amounts allocated to the Equity Component will be invested in stocks included in the S&P 500. Generally, ING Aeltus manages the Equity Component in accordance with an "enhanced index" strategy under which it overweights stocks that it believes will outperform the S&P 500 and underweights (or avoids altogether) those stocks that it believes will underperform the S&P 500. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the guarantee.

In managing the Fixed Component, ING Aeltus seeks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds that mature within three months of the maturity date of the Series. Generally, at least 55% of the amounts allocated to the Fixed Component will consist of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The assets allocated to the Fixed Component may also be invested in, among other things, certain mortgage backed securities, U.S. Treasury futures, and money market instruments.

GET Series 2's asset allocation strategy will be implemented by allocating assets appropriately to the Equity Component and to the Fixed Component so that no amounts are due from the Company under the guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by GET Series 2.

X.81216-03GT1	September 2003

THE GET SERIES GUARANTEE

The guarantee period for GET Series 2 will end on December 12, 2008, which is GET Series 2's maturity date. The Company guarantees that the value of an accumulation unit of the GET Series 2 subaccount under the contract on the maturity date (as valued after the close of business on December 12, 2008), will not be less than its value as determined after the close of business on the last day of the offering period. This guarantee is dependent upon the Company's claims-paying ability. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET Series 2 subaccount to make up the difference. This means that if you remain invested in GET Series 2 until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET Series 2 as of the last day of the offering period, less any amounts you transfer or withdraw from the GET Series 2 subaccount.

If you withdraw or transfer funds from GET Series 2 before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts.

MATURITY DATE

Before the maturity date, we will send a notice to each contact holder or participant who has amounts in GET Series 2. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Series 2 amounts. If you do not make a choice on the maturity date, we will transfer your GET Series 2 amounts to the Series of the GET Portfolio that we are currently offering at that time, assuming that we are offering a GET Series at that time and that it is made available under your contract. If no GET Portfolio Series is available, we will transfer your GET Series 2 amounts to a balanced fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the Contract that has the best 5-year standardized performance. If there are no such balanced funds available under the contract, we will transfer your GET Series 2 amounts to a core U.S. equity fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance.

The following information supplements the "Fee Table" section in the Prospectus and the table in the "Charges and Deductions" section of the Prospectus Summary:

FEES DEDUCTED FROM THE GET SERIES 2 SUBACCOUNT DURING THE ACCUMULATION PHASE
(Daily deductions equal to the given percentage of values invested in the subaccount on an annual basis)
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge	0.75%
Administrative Expense Charge	0.25%
GET Series 2 Guarantee Charge (deducted daily during the guarantee period)	0.25%
Total Separate Account Annual Expenses	1.25%

2

FEES DEDUCTED BY THE FUNDS

The following information supplements the Fund Expense Table contained in the "Fee Table - Fees Deducted by the Funds" section of the Prospectus and the expense table in the "Charges and Deductions" section of the Prospectus Summary:

GET Series 2 Annual Expenses
(As a percentage of the average net assets)[1]

	Management (Advisory) Fees [2]	12b-1 Fee [3]	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses [4]
GET Series 2	0.60%	0.25%	0.15%	1.00%	-	1.00%

For more information regarding expenses paid out of assets of the Series, see the GET Series 2 prospectus.

1 This table shows the estimated operating expenses for the Series as a ratio of expenses to average daily net assets.
2 The Management (Advisory) Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

3 Pursuant to a Plan of Distribution adopted by the Series under Rule 12b-1 under the 1940 Act, the Series pays ING Funds Distributor, Inc. (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Series' shares. The distribution fee may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Series, including payment of the fee to ING Life Insurance and Annuity Company in connection with the use of the Series under the Company's variable annuity contracts, and providing related services.

4 ING Investments, LLC has entered into an expense limitation contract with the Series, under which it will limit expenses of the Series, excluding expenses such as interest, taxes, brokerage and extraordinary expenses to 0.65% during the offering period and 1.00% during the guarantee period, through December 31, 2004. Fee waiver and/or reimbursements by ING Investments, LLC may vary in order to achieve such contractually obligated "Net Annual Fund Operating Expenses".

The following information supplements the "Hypothetical Examples" section in the Prospectus:

Hypothetical Example - GET Series 2

The following example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the separate account annual expenses applicable to the GET Series 2 subaccount, and fund fees and expenses (until GET Series 2's maturity date).

The following example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the fees and expenses as listed in the "Total Annual Fund Operating Expenses" column on the previous page. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years
GET Series 2	$228	$703	$1,205

X.81216-03GT1 C03-0819-013	3	September 2003

VARIABLE ANNUITY ACCOUNT C

ING Life Insurance and Annuity Company

State University of New York Defined Contribution Retirement Plan

Supplement Dated September 2, 2003 to
Prospectus and Contract Prospectus Summary
Each dated May 1, 2003

The information in this supplement updates and amends certain information in the Prospectus and Contract Prospectus Summary each dated May 1, 2003. You should read this supplement along with the Prospectus and Contract Prospectus Summary.

1.

Effective October 17, 2003, transfers or deposits to the Oppenheimer Strategic Bond Fund/VA subaccount are only allowed for participants who have a current balance in the subaccount as of that date or are currently directing periodic allocations into the subaccount as of that date. If at any time a participant has no balance in the subaccount and is not making a current allocation into the subaccount, no further transfers or deposits into the subaccount are allowed for that participant. Transfers from the subaccount are allowed at any time. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all new transfers and deposits.

2.	Effective September 2, 2003 the following new investment options are available under your plan:
Franklin Small Cap Value Securities Fund (Class 2)
ING PIMCO Total Return Portfolio (Service Class)
ING VP International Value Portfolio (Class R)
ING VP Small Company Portfolio (Class R)
Lord Abbett Mid-Cap Value Portfolio (Class VC)

3.

The following adds information about the new funds to "Fees Deducted by the Funds" on page 8 of the Prospectus. In addition:

  the "Total Annual Fund Operating Expenses" column shown below supplements column 4 on page 7 of the Contract Prospectus Summary; and
  the "Net Annual Fund Operating Expenses" column shown below supplements footnote 1 on page 7 of the Contract Prospectus Summary with respect to those funds that have fee waivers and reductions.

Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
Franklin Small Cap Value Securities Fund (Class 2)(9)	0.59%	0.25%	0.20%	1.04%	0.03%	1.01%
ING PIMCO Total Return Portfolio (Service Class)(10)	0.50%	--	0.60%	1.10%	--	1.10%
ING VP International Value Portfolio (Class R)(11)(12)	1.00%	--	0.58%	1.58%	0.58%	1.00%
ING VP Small Company Portfolio (Class R)(13)	0.75%	--	0.12%	0.87%	--	0.87%
Lord Abbett Mid-Cap Value Portfolio (Class VC)(14)	0.75%	--	0.40%	1.15%	0.00%	1.15%
Footnotes to "Fund Expense Table"
(9)

The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus. The Fund's manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(10)	The fees and expenses shown in the above table are based on estimated expenses for the current fiscal year. "Other Expenses" include a Shareholder Services fee of 0.25%.

X.81216-03A	September 2003
(11)

ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets. This amount is included in "Other Expenses" in the table above. ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolios' expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed." The expense limits will continue through at least December 31, 2003.

(12)

This table shows the estimated operating expenses for each Portfolio as a ratio of expenses to average net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's adviser has agreed for each Portfolio.

(13)

Effective March 1, 2002, ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio (except Balanced, Bond, Growth and Income, and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the investment adviser within three years. For each Portfolio, the expense limits will continue through at least December 31, 2003. The expense limitation agreements are contractual. The amounts of each Portfolio's expenses waived or reimbursed during the last fiscal year are shown under "Fees and Expenses Waived or Reimbursed" in the table above.

(14)

"Other Expenses," "Total Annual Fund Operating Expenses," "Fees and Expenses Waived or Reimbursed" and "Net Annual Fund Operating Expenses" for the Lord Abbett Series Fund Mid-Cap Value Portfolio have been restated based on estimates for the current fiscal year. For the year 2003, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Mid-Cap Value Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.

4.

The minimum and maximum total annual fund operating expenses shown in the Prospectus did not change with the addition of the funds in item 2 of this supplement. Therefore, there is no change to the hypothetical examples shown in the Prospectus and Contract Prospectus Summary.

5.	The following information is added to Appendix III, Fund Descriptions, in the Prospectus.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund (Class 2 Shares)	Franklin Advisory Services, LLC

A nondiversified fund that seeks long-term total return. The fund will normally invest at least 80% of net assets in investments of small capitalization companies that have market capitalization values not exceeding $2.5 billion, at the time of purchase.

ING Partners, Inc. - ING PIMCO Total Return Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC

Seeks maximum total return, consistent with capital preservation and prudent investment management. Invests under normal circumstances at least 65% of net assets plus borrowings for investment purposes in a diversified portfolio of fixed income instruments of varying maturities. Invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality.

ING Variable Products Trust - ING VP International Value Portfolio (Class R Shares)	ING Investments, LLC

Seeks long-term capital appreciation. Invests primarily in foreign companies with market capitalizations greater than $1 billion, but may hold up to 25% of assets in companies with smaller market capitalization. Under normal circumstances, will invest at least 65% of total assets in securities of companies located in at least three countries other than the U.S., which may include emerging market countries.

2

ING Variable Portfolios, Inc. - ING VP Small Company Portfolio (Class R Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations. Under normal market conditions, invests at least 80% of net assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as: 1) the 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization); 2) all companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index; and 3) companies with market capitalizations lower than companies included in the first two categories.

Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio (Class VC Shares)	Lord, Abbett & Co. LLC

Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. Normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies, those with market capitalizations of roughly $500 million to $10 billion, at the time of purchase. This market capitalization range may vary in response to changes in the markets.

X.81216-03A C03-0819-015	3	September 2003

VARIABLE ANNUITY ACCOUNT C

ING Life Insurance and Annuity Company

State University of New York Defined Contribution Retirement Plan

Supplement Dated September 2, 2003 to the
Statement of Additional Information dated May 1, 2003

The information in this supplement updates and amends certain information in the Statement of Additional Information (SAI) dated May 1, 2003. You should read this supplement along with the SAI.

1.

Effective October 17, 2003, transfers or deposits to the Oppenheimer Strategic Bond Fund/VA subaccount are only allowed for participants who have a current balance in the subaccount as of that date or are currently directing periodic allocations into the subaccount as of that date. If at any time a participant has no balance in the subaccount and is not making a current allocation into the subaccount, no further transfers or deposits into the subaccount are allowed for that participant. Transfers from the subaccount are allowed at any time. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all new transfers and deposits.

2.	The section entitled "Variable Annuity Account C" is amended to include the following funds on the list of funds that may be available under the contract.

Franklin Small Cap Value Securities Fund (Class 2)
ING PIMCO Total Return Portfolio (Service Class)
ING VP International Value Portfolio (Class R)
ING VP Small Company Portfolio (Class R)
Lord Abbett Mid-Cap Value Portfolio (Class VC)

3.	The section entitled "Average Annual Total Return Quotations - Standardized and Non-Standardized" is amended to add the following information:
	STANDARDIZED				Date Contributions First Received Under the Separate Account
SUBACCOUNT	1 Year	5 Year	10 Year	Since Inception*
Franklin Small Cap Value Securities Fund (Class 2)	(10.17%)			(5.13%)	08/31/2001
ING PIMCO Total Return Portfolio (Service Class)				7.20%	05/03/2002
ING VP International Value Portfolio (Class R)	(16.49%)			(13.66%)	07/26/2001
ING VP Small Company Portfolio (Class R)	(23.99%)	1.40%		4.74%	05/30/1997
Lord Abbett Mid-Cap Value Portfolio (Class VC)	(10.68%)			(4.99%)	07/26/2001
*	Reflects performance from the date contributions were first received in the fund under the separate account.
	NON-STANDARDIZED					Fund Inception Date
SUBACCOUNT	1 Year	3 Years	5 Years	10 Years	Since Inception**
Franklin Small Cap Value Securities Fund (Class 2)	(10.17%)	7.80%			(0.58%)	05/01/1998
ING PIMCO Total Return Portfolio (Service Class)					7.19%	05/01/2002
ING VP International Value Portfolio (Class R)	(16.49%)	(9.43%)	4.94%		4.72%	08/08/1997
ING VP Small Company Portfolio (Class R)	(23.99%)	(6.14%)	1.40%		6.31%	12/27/1996
Lord Abbett Mid-Cap Value Portfolio (Class VC)	(10.68%)	12.99%			11.21%	09/15/1999
**	Reflects performance from the fund's inception date.
X.SAI.81216-03A	September 2003
VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)		Incorporated by reference in Part A: Condensed Financial Information
(2)		Incorporated by reference in Part B: Financial Statements of Variable Annuity Account C:
-		Report of Independent Auditors
-		Statement of Assets and Liabilities as of December 31, 2002
-		Statement of Operations for the year ended December 31, 2002
-		Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001
-		Notes to Financial Statements
Financial Statements of ING Life Insurance and Annuity Company:
-		Reports of Independent Auditors
-		Consolidated Income Statements for the years ended December 31, 2002 and 2001, one month ended December 31, 2000 and eleven months ended November 30, 2000
-		Consolidated Balance Sheet as of December 31, 2002 and 2001
-		Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2002 and 2001, one month ended December 31, 2000, and eleven months ended November 30, 2000
-		Consolidated Statements of Cash Flows for the years ended December 31, 2002 and 2001, one month ended December 31, 2000, and eleven months ended November 30, 2000
-		Notes to Consolidated Financial Statements
(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C(1)
	(2)	Not applicable
	(3.1)	Broker-Dealer Agreement(2)
	(3.2)	Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
	(3.3)	Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI(4)
	(3.4)	Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(4)
	(4.1)	Variable Annuity Contract (G-401-IB(X/M))(5)
	(4.2)	Variable Annuity Contract (G-CDA-IB(XC/SM))(5)
	(4.3)	Variable Annuity Contract Certificate (GC401-IB(X/M) to Contract G-401-IB(X/M)(6)
	(4.4)	Variable Annuity Contract Certificate (GC403-IB(XC/SM) to Contract G-CDA-IB(XC/SM)(6)
	(4.5)	Endorsement (EGET-99) to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) and Contract Certificates GC401-IB(X/M) and GC403-IB(XC/SM)(7)
	(4.6)	Endorsement (ESUNYSDO97) to Contracts G-CDA-IB(XC/SM) and G-401-IB(X/M) and Contract Certificates GC401-IB(X/M) and GC403-IB(XC/SM)(8)
	(4.7)	Endorsement (ESU401-01) to Contract G-401-IB(X/M) and Certificate GC401-IB(X/M)(9)
	(4.8)	Endorsement (ESU403-01) to Contract G-CDA-IB(XC/SM) and Certificate GC403-IB(XC/SM)(9)
	(4.9)	Endorsement EEGTRRA-HEG(01) to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) and Contract Certificates GC401-IB(X/M) and GC403-IB(XC/SM)(10)
	(4.10)	Endorsement ESUNY-02 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) and Contract Certificates GC401-IB(X/M) and GC403-IB(XC/SM)(11)
	(4.11)	Endorsement ENMCHG (05/02) and ENMCHGI (05/02) for name change(12)
	(4.12)	Endorsement ESUNY-02-1 to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM) and Certificates GC401-IB(X/M) and GC403-IB(XC/SM)
	(5)	Variable Annuity Contract Application (300-MOP-IB)(13)
	(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(14)
	(6.2)	By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(14)
	(7)	Not applicable
(8.1)

Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(2)

(8.2)

Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(15)

(8.3)

Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, Aetna Variable Portfolio, Inc., on behalf of each of its series and Aeltus Investment Management, Inc.(16)

(8.4)

Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, Aetna Variable Portfolio, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(17)

(8.5)

Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(17)

(8.6)

Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(18)

(8.7)

Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)

(8.8)

Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(15)

(8.9)

Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sales of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolio, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(17)

(8.10)

Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(17)

	(8.11)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(19)
	(8.12)	Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(19)
(8.13)

Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(20)

(8.14)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(21)

(8.15)

Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(22)

(8.16)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(2)

(8.17)

Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(16)

(8.18)

Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(20)

(8.19)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(21)

(8.20)

Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(23)

(8.21)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(2)

(8.22)

Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(16)

	(8.23)	Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(24)
	(8.24)	Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(21)
	(8.25)	Service Contract dated May 2, 1997 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company(15)
	(8.26)	Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(25)
	(8.27)	Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company(15)
(8.28)

Second Amendment dated December 1, 1999 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(16)

(8.29)

Amendment dated as of August 1, 2000 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(26)

(8.30)

Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(12)

	(8.31)	Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(25)
	(8.32)	First Amendment dated as of August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(26)
(8.33)

Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(26)

(8.34)

Letter Agreement dated October 19, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(12)

(8.35)

Fund Participation Agreement dated December 1, 1988 and amended February 11, 1991 between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust(3)

	(8.36)	Fund Participation Agreement dated April 28, 1994 between Aetna Life Insurance and Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation(27)
(8.37)

Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(2)

(8.38)

Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(28)

(8.39)

Fifth Amendment dated May 1, 1998 to Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(29)

(8.40)

Fifth Amendment dated July 1, 1999 to Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Service Company(30)

(8.41)

Sixth Amendment dated November 17, 2000 to the Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997, May 1, 1998 and July 1, 1999 between Aetna Life Insurance and Annuity Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company(4)

	(8.42)	Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(31)
(8.43)

First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(16)

	(8.44)	Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(31)
	(8.45)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc.(32)
(8.46)

Amendment dated August 30, 2002 between ING Life Insurance and Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001(33)

	(8.47)	Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING Variable Products Trust)(33)
	(8.48)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(12)
(8.49)

Amendment dated May 1, 2003 between ING Partners, INC., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002(33)

(8.50)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001(12)

	(8.51)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company(12)
(8.52)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001(12)

(8.53)

Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002(33)

	(9)	Opinion and Consent of Counsel
	(10)	Consents of Independent Auditors
	(11)	Not applicable
	(12)	Not applicable
	(13)	Schedule for Computation of Performance Data(34)
	(14.1)	Powers of Attorney(35)
	(14.2)	Authorization for Signatures(3)
1.	Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2.	Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
3.	Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4.	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5.	Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 17, 1996.
6.	Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2003.
7.	Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 3, 1999.
8.	Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 12, 1997.
9.	Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 33-81216), as filed on December 4, 2001.
10.	Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 15, 2002.
11.	Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2002.
12.	Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
13.	Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 13, 1998.
14.	Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.
15.	Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
16.	Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
17.	Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
18.	Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
19.	Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
20.	Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
21.	Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
22.	Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
23.	Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
24.	Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
25.	Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
26.	Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
27.	Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 22, 1996.
28.	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
29.	Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.
30.	Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.
31.	Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
32.	Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
33.	Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.
34.	Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 15, 1998.
35.

Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 of Separate Account B of Golden American Life Insurance Company (File No. 333-70600), as filed on June 5, 2003.

Item 25. Directors and Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Keith Gubbay[1]	Director and President
Phillip Randall Lowery[1]	Director
Thomas Joseph McInerney[1]	Director
Mark Alan Tullis[1]	Director
David A. Wheat[1]	Director, Senior Vice President and Chief Financial Officer
Allan Baker[2]	Senior Vice President
Robert L. Francis 6140 Stonehedge Mall Rd., Ste. 375 Pleasanton, California 94588	Senior Vice President
Willard I. Hill, Jr.[2]	Senior Vice President
Shaun Patrick Mathews[2]	Senior Vice President
Stephen Joseph Preston[3]	Senior Vice President
Jacques de Vaucleroy[1]	Senior Vice President
Boyd George Combs[1]	Senior Vice President, Tax
James G. Auger[2]	Vice President
Marie Merrill Augsberger[2]	Vice President
Pamela M. Barcia[2]	Vice President
Ronald R. Barhorst 7676 Hazard Ctr. Dr. San Diego, California 92108	Vice President
Linda Beblo[3]	Vice President
Jeoffrey A. Block[4]	Vice President
Kevin P. Brown[2]	Vice President
Anthony Camp[2]	Vice President
Kevin L. Christensen[4]	Vice President
Elizabeth Clifford[3]	Vice President
Brian D. Comer[2]	Vice President
Patricia Marie Corbett[4]	Vice President
Karen Czizik[5]	Vice President
Robert B. DiMartino[2]	Vice President
Shari Ann Enger[3]	Vice President
Brian K. Haendiges[2]	Vice President
Steven J. Haun[4]	Vice President
Ronald Christian Hull[2]	Vice President
William S. Jasien 12701 Fair Lakes Circle, Suite 470 Fairfax, Virginia 22033	Vice President
David Kelsey[2]	Vice President
Mary Ann Langevin[2]	Vice President
Frederick C. Litow[1]	Vice President
Christine Cannon Marcks[2]	Vice President
Gregory J. Miller[2]	Vice President
Todd E. Nevenhoven[4]	Vice President
M. Kathleen Reid[2]	Vice President
Robert A. Richard[2]	Vice President
Carl P. Steinhilber[2]	Vice President
Laurie M. Tillinghast[2]	Vice President
Christopher Robert Welp[4]	Vice President
Mary Broesch[3]	Vice President and Actuary
Bruce T. Campbell[2]	Vice President and Actuary
Dianne Clous[2]	Vice President and Actuary
Michael Harris[3]	Vice President and Actuary
Richard Lau[3]	Vice President and Actuary
Laurie A. Schlenkermann[2]	Vice President and Actuary
Mark D. Sperry[2]	Vice President and Actuary
Alice Su3	Vice President and Actuary
Lawrence D. Taylor 1290 Broadway Denver, Colorado 80203-5699	Vice President and Actuary
Albert Sekac[2]	Vice President and Appointed Actuary
John R. Dobo[5]	Vice President and Chief Actuary
Cheryl Lynn Price[1]	Vice President and Chief Accounting Officer
Brian John Murphy[2]	Vice President and Chief Compliance Officer
David Scott Pendergrass[1]	Vice President and Treasurer
Renee Evelyn McKenzie[1]	Vice President, Assistant Treasurer and Assistant Secretary
Robin Angel[1]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Maurice Melvin Moore[1]	Vice President, Investments
Fred Cooper Smith[1]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[6]	Secretary
Jane A. Boyle[2]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William Hope[1]	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
David Lee Jacobson[3]	Assistant Secretary
Terri Wecker Maxwell[1]	Assistant Secretary
Donna M. O'Brien[2]	Assistant Secretary
Loralee Ann Renelt[6]	Assistant Secretary
Edwina Steffer[6]	Assistant Secretary
Carol Semplice[2]	Assistant Secretary
Linda Ellen Senker[3]	Assistant Secretary
Patricia M. Smith[2]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Glenn Allan Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James Taylor[1]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203
6	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 27. Number of Contract Owners
As of July 31, 2003, there were 590,280 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.
Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has an ownership control of over 50%. This would encompass the principal underwriter as well as the depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 7676 Hazard Ctr. Dr. San Diego, CA 92108	Director and President
Robert L. Francis[1]	Director and Senior Vice President
Shaun Patrick Mathews[2]	Director and Senior Vice President
Allan Baker[2]	Senior Vice President
Boyd George Combs[3]	Senior Vice President, Tax
Susan J. Stamm[2]	Chief Financial Officer
Maryellen R. Allen[2]	Vice President
Douglas J. Ambrose[1]	Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Vice President
Robert H. Barley[2]	Vice President
David A. Brounley[2]	Vice President
Kathleen Carey-Reid[2]	Vice President
Brian D. Comer[2]	Vice President
Keith J. Green[3]	Vice President
Brian K. Haendiges[2]	Vice President
Brian P. Harrington[4]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
William S. Jasien[4]	Vice President
David Kelsey[2]	Vice President
Jess D. Kravitz[2]	Vice President
Mary Ann Langevin[2]	Vice President
Christina Lareau[2]	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
Susan J. K. Lewis 16530 Ventura Blvd., Ste. 600 Encino, CA 91436	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[3]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Christine Cannon Marcks[2]	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President
Pamela L. Mulvey[2]	Vice President
Scott T. Neeb[1]	Vice President
Ethel Pippin[2]	Vice President
Deborah Rubin[4]	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[2]	Vice President
Bess B. Twyman[2]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
Judeen T. Wrinn[2]	Vice President
Therese M. Squillacote[2]	Vice President and Chief Compliance Officer
David Scott Pendergrass[1]	Vice President and Treasurer
Renee E. McKenzie[3]	Vice President, Assistant Treasurer
Joseph Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[5]	Secretary
Loralee Ann Renelt[5]	Assistant Secretary
Edwina Steffer[5]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Robert J. Scalise[2]	Assistant Treasurer
Glenn Allan Black[3]	Tax Officer
G. Michael Fell[3]	Tax Officer
Terry L. Owens[3]	Tax Officer
James Taylor[3]	Tax Officer
1	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
4	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter during last fiscal year:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC	$856,407.81
*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2002.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the offices of the Depositor as follows:

Service Center 800 Troy-Schenectady Road Latham, NY 12110-2455
Item 31. Management Services
Not applicable
Item 32. Undertakings
Registrant hereby undertakes:
(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-81216) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 2nd day of September, 2003.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY (Registrant)
By:	ING LIFE INSURANCE AND ANNUITY COMPANY (Depositor)
By:	Keith Gubbay*
Keith Gubbay President
As required by the Securities Act of 1933, this Post-Effective Amendment No. 25 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title		Date

Keith Gubbay*	Director and President	)
Keith Gubbay	(principal executive officer))
)
Randy Lowery*	Director	)	September 2,
P. Randall Lowery		)	2003
)
Thomas J. McInerney*	Director	)
Thomas J. McInerney		)
)
Mark A. Tullis*	Director	)
Mark A. Tullis		)
)
David Wheat*	Director and Chief Financial Officer	)
David Wheat		)
)
Cheryl L. Price*	Chief Accounting Officer	)
Cheryl L. Price	(principal accounting officer))

By:	/s/ Julie E. Rockmore
Julie E. Rockmore *Attorney-in-Fact
VARIABLE ANNUITY ACCOUNT C Exhibit Index
Exhibit No.	Exhibit

99-B.9	Opinion and Consent of Counsel

99-B.10	Consents of Independent Auditors